Condensed Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2012	Jun. 30, 2013 Successor [Member]	Jun. 30, 2014 Successor [Member]	Jun. 30, 2014 Successor [Member]	Dec. 31, 2013 Successor [Member]	Jun. 30, 2013 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]	Oct. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Net income (loss)	$ (4,460)				$ (80)	$ 1,488	$ (4,460)	$ (195,625)	$ (5,764)	$ 9,573	$ 13,514	$ 46,266	$ 1,353
Other comprehensive income (loss) income, before tax
Foreign currency translation adjustments						19,688	22,975	(659)	(5,453)	(22,009)	(6,136)	(6,232)	(5,683)
Unrealized (loss) gain on available for sale securities						57	6	65	(96)	49	223	290	(153)
Pension and postretirement plan		41	379	701			217	3,534			30,716	(16,653)	(22,691)
Derivative financial instruments revaluation						(178)	(163)	163	130	(650)	(384)	3,047	3,485
Total other comprehensive income (loss), before tax						19,567	23,035	3,103	(5,419)	(22,610)	24,419	(19,548)	(25,042)
Income tax benefit (provision) on comprehensive income (loss)						53	72	(1,838)	(12)	210	(10,082)	4,247	6,085
Other comprehensive income (loss), net of tax						19,620	23,107	1,265	(5,431)	(22,400)	14,337	(15,301)	(18,957)
Comprehensive income attributable to the non-controlling interests						(3,209)	(4,674)	1,403	(91)	(148)	(292)	(299)	(366)
Comprehensive income (loss) attributable to common shareholders					$ (80)	$ 17,899	$ 13,973	$ (192,957)	$ (11,286)	$ (12,975)	$ 27,559	$ 30,666	$ (17,970)